Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries, and the VIEs. All intercompany transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and footnotes. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives and impairment of property, plant and equipment, collectability of receivables, realization of deferred tax assets, inventory valuation, and the present value of the net minimum lease payments of the capital lease. Actual results could differ from these estimates.

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The Company’s Chinese subsidiary and the VIEs use the local currency, Renminbi (RMB), as their functional currency as determined based on the criteria of ASC 830, “Foreign Currency Translation”. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China (the “PBOC”) at the end of the period. Income and expense accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statement of equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income amounted to $2,506,840 and $2,180,652 as of June 30, 2015 and 2014, respectively. The balance sheet amounts, with the exception of equity, at June 30, 2015 and 2014 were translated at 6.11 RMB and 6.15 RMB to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rate applied to statement of income and other comprehensive income accounts for the years ended June 30, 2015 and 2014 was 6.14 RMB. Cash flows are also translated at the average translation rate for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and time deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of less than three months.

Accounts and other receivables, net

During the normal course of business, the Company extends unsecured credit to its customers and others, as further discussed in Note 5. Management reviews its accounts receivable balances each reporting period to determine if an allowance for doubtful accounts is required. Customer accounts are considered past due over 90 days. An estimate for doubtful accounts is recorded when collection of the full amount is no longer probable. Bad debts are written off against the allowance after all collection efforts have ceased. The Company determined that no allowance is necessary at the balance sheet dates based on historical experience.

Inventories

Inventories consist of raw materials and finished goods and are stated at the lower of cost or market, as determined using the weighted average cost method. Management compares the cost of inventories with the market value and an allowance is made for writing down the inventory to its market value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories equal to the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or market, it is not marked up subsequently based on changes in underlying facts and circumstances. As of June 30, 2015 and 2014, the Company determined that no reserves for obsolescence were necessary.

Advances to suppliers

The Company advances money to certain suppliers for raw material purchases. Such advances are interest-free and unsecured. Management regularly reviews the aging of such advances as well as delivery trends of purchased materials, and records an allowance when it believes that delivery of materials due is at risk. Advances aged over one year and considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts was considered necessary at the balance sheet dates.

Plant and equipment

Plant and equipment are stated at cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Useful Life
Buildings and improvements	10-30 years
Machinery and equipment	5-10 years
Transportation equipment	5-10 years
Office equipment	3-5 years

The Company accounts for all significant leases as either operating or capital. At lease inception, if the lease meets any of the following four criteria, the Company will classify it as a capital lease; otherwise it will be treated as an operating lease: (a) transfer of ownership to lessee at the end of the lease term, (b) bargain purchase option, (c) lease term is equal to 75% or more of the estimated economic life of the leased property, or (d) the present value of the minimum lease payments is 90% or more of the fair value of the leased asset.

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income.  Construction-in-progress represents labor costs, materials, and capitalized interest incurred in connection with the construction. Interest incurred during construction is capitalized into construction in progress. All other interest is expensed as incurred. No depreciation is provided for construction in progress until it is completed and placed into service. Expenditures for maintenance and repairs are charged to earnings as incurred while additions, renewals and betterments are capitalized.

Prepayments

Prepayments represent advances made to certain suppliers for equipment purchases or advance made to contractors in connection with the Company’s construction-in-progress. Prepayments also include advances made to a village committee in connection with acquiring land use rights. Management regularly reviews aging of prepayments and records an allowance when management believes collection of equipment, land use rights, or services to be performed due are at risk. Advances aged over one year and considered uncollectible are written off after exhaustive efforts at collection. No allowance for doubtful accounts is considered necessary at the balance sheet dates.

Intangible assets

Intangible assets are carried at cost less accumulated amortization.

The Company accounts for all significant leases of land use rights for purposes of classification as either operating or capital. At lease inception, if the lease meets either of the following two criteria, the Company will classify it as a capital lease: (a) transfer of ownership to lessee at the end of the lease term, or (b) bargain purchase option. Otherwise, the lease will be treated as an operating lease.

Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The original estimated useful life for the land use rights of each entity is as follows:

Entity	Description of assets	Estimated useful life
Yulong Bricks	Land use right	50
Yulong Concrete	Land use right	50
Yulong Renewable	Land use right	50

Intangible assets are reviewed at least annually, more often when circumstances require, to determine whether their carrying values have become impaired. The Company considers an asset to be impaired if its carrying value exceeds the future projected cash flows from related operations. The Company also re-evaluates the periods of amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Long-lived assets, including buildings and improvements, equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, the Company reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of June 30, 2015 and 2014, management believes there was no impairment.

Fair Values of Financial Instruments

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company considers the carrying amount of cash, accounts receivable, other receivables, accounts payable, notes payable and other short-term payables, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization. The Company determined that the carrying value of the noncurrent capital lease obligations approximated their fair value using level 2 inputs by comparing the stated loan interest rate to the rate charged by the PBOC on similar loans.

Revenue recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition, regarding revenue recognition which specifies that revenue is realized or realizable and earned. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, the Company has no other obligations and collectability is reasonably assured. Payments received before all of the relevant criteria for revenue recognition are recorded as customer deposits.

The Company sells concrete and bricks primarily to major local real estate development and/or construction companies. Sales agreements are signed with each customer. Each agreement has specific terms and conditions with the exception of delivery date and quantity, which are provided when the customer issues an order pursuant to the agreement. The Company does not sell products to customers on consignment basis. There is no right of return after products are delivered and accepted by the customer.

Revenue represents the invoiced value of goods, net of a value added tax (“VAT”).

Recycling revenues includes sales of recycled aggregates and recycled bricks. Sales agreements are signed with each customer. Revenue is recognized similar to sales of concrete and bricks.

Recycling revenue also include hauling services of construction waste. The Company operates a fleet of trucks to haul construction waste, consisting primarily of bricks and concrete, from construction and demolition sites. Revenue is recognized upon completion of hauling from the construction and demolition sites per truckloads.

The Company also provides transportation services for its concrete customers. Revenue is recognized upon delivery of the concrete. Transportation services revenue is immaterial to the Company’s consolidated revenues for the periods presented in the accompanying financial statements.

Shipping and handling

Shipping and handling costs pertaining to raw material purchases are included in cost of revenue.

Shipping costs incurred in the delivery of products and depreciation expenses for transportation equipment (under Yulong Transport) are included in selling expense. Shipping costs amounted to $316,256 and $432,328 for the years ended June 30, 2015 and 2014, respectively. Depreciation expense amounted to $188,662 and $320,218 for the years ended June 30, 2015 and 2014, respectively.

Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2015 and 2014, $16,393,414 and $19,526,224 were deposited with various major financial institutions located in the PRC, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. Historically, deposits in Chinese banks are secure due to state policy to protect depositor interests. However, China promulgated a Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures to provide for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the current Bankruptcy Law, a Chinese bank may file bankruptcy if it deems itself to be insolvent. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have intensified competition in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy at the institutions that the Company maintains deposits has increased. In the event of bankruptcy, the Company is unlikely to reclaim its deposits in full since it is unlikely to be classified as a secured creditor under PRC laws.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Customer and vendor concentration risk

For the years ended June 30, 2015 and 2014, no customer accounted for more than 10% of the Company's total revenues.

As of June 30, 2015, two customers accounted for 12% and 11% of the Company’s total accounts receivable, respectively. As of June 30, 2014, one customer accounted for 14% of the Company's total accounts receivable.

For the year ended June 30, 2015, four major suppliers accounted for 19%, 19%, 14% and 13% of the Company’s total purchases. For the year ended June 30, 2014, four major suppliers accounted for 17%, 15%, 13% and 12% of the Company's total purchases.

As of June 30, 2015, three suppliers accounted for 32%, 23% and 18% of the Company’s accounts payable balances. As of June 30, 2014, three suppliers accounted for 31%, 21% and 15% of the Company’s accounts payable balances.

Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes and the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met.

As of June 30, 2015, Yulong WFOE and the VIEs have each filed income tax returns in China for the years ended December 31, 2010 to 2014. All such tax returns are subject to examination by the Chinese taxing authorities.

Earnings per share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share reflect the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method.

Comprehensive income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. The Company adopted ASU No. 2011-05 by presenting items of net income and other comprehensive income in one continuous statement, the Consolidated Statements of Income and Comprehensive Income.

Employee benefit

The full-time employees of Yulong WFOE and the VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expense for the plans was $118,410 and $109,502 for the years ended June 30, 2015 and 2014, respectively.

Recently issued accounting pronouncements

In August 2014, FASB issued ASU No. 2014-15, Preparation of Financial Statements - Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. Under generally accepted accounting principles (GAAP), continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity's liquidation becomes imminent. Preparation of financial statements under this presumption is commonly referred to as the going concern basis of accounting. If and when an entity's liquidation becomes imminent, financial statements should be prepared under the liquidation basis of accounting in accordance with Subtopic 205-30, Presentation of Financial Statements-Liquidation Basis of Accounting. Even when an entity's liquidation is not imminent, there may be conditions or events that raise substantial doubt about the entity's ability to continue as a going concern. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but the amendments in this Update should be followed to determine whether to disclose information about the relevant conditions and events. The amendments in this Accounting Standards Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company does not expect the adoption of ASU 2014-15 to have material impact on the Company’s consolidated financial statements.

In November 2014, FASB issued ASU No. 2014-17, Business Combinations (Topic 805): Pushdown Accounting (a consensus of the FASB Emerging Issues Task Force. The amendments in this update provide an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. An acquired entity should determine whether to elect to apply pushdown accounting for each individual change-in-control event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity’s most recent change-in-control event. An election to apply pushdown accounting in a reporting period after the reporting period in which the change-in-control event occurred should be considered a change in accounting principle in accordance with Topic 250, Accounting Changes and Error Corrections. If pushdown accounting is applied to an individual change-in-control event, that election is irrevocable. The amendments in this ASU are effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. However, if the financial statements for the period in which the most recent change-in-control event occurred already have been issued or made available to be issued, the application of this guidance would be a change in accounting principle. The adoption of ASU 2014-17 did not have a material impact on the Company’s consolidated financial statements.

In January 2015, FASB issued ASU No. 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.  FASB is issuing this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to the users of financial statements. This Update eliminates from GAAP the concept of extraordinary items.  The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The effective date is the same for both public business entities and all other entities.  The Company does not expect the adoption of ASU 2015-01 to have material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, Amendments to the Consolidation Analysis. Under both current GAAP requirements and the amendments in this update, a decision maker is determined to be the primary beneficiary of a VIE if it satisfies both the power and the economics criteria. The primary beneficiary consolidates a VIE because it has a controlling financial interest. Under the requirements in current GAAP, if a fee arrangement paid to a decision maker, such as an asset management fee, is determined to be a variable interest in a VIE, the decision maker must include the fee arrangement in its primary beneficiary determination and could consolidate the VIE on the basis of power (decision-making authority) and economics (the fee arrangement). However, the amendments in this Update specify that some fees paid to a decision maker are excluded from the evaluation of the economics criterion if the fees are both customary and commensurate with the level of effort required for the services provided. Those amendments make it less likely for a decision maker to meet the economics criterion solely on the basis of a fee arrangement. The amendments in this update are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of ASU 2015-02 to have a material impact on the Company’s consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, an amendment to Topic 330 for simplifying the measurement of inventory. The update requires that inventory be measured at the lower of cost and net realizable value where net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method.  The amendment is intended to provide clarification on the measurement and disclosure of inventory in Topic 330 and not intended for those clarifications to result in any changes in practice. The ASU is effective for interim and annual periods beginning after December 15, 2016.  Early application is permitted for all entities and should be applied prospectively. The Company does not expect the adoption of ASU 2015-11 to have material impact on the Company’s consolidated financial statements.